Sales by Product (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 2,353.7	$ 2,208.0	$ 2,383.0	$ 2,295.8	$ 2,351.9	$ 2,119.0	$ 2,197.5	$ 2,135.0	$ 9,240.5		$ 8,803.4		$ 8,266.7
Airbags And Associated Products
Segment Reporting Information [Line Items]
Net sales									5,951.3	[1]	5,686.0	[1]	5,392.0	[1]
Seatbelts And Associated Products
Segment Reporting Information [Line Items]
Net sales									2,800.1		2,772.7		2,656.5
Active Safety Products
Segment Reporting Information [Line Items]
Net sales									$ 489.1		$ 344.7		$ 218.2

[1]	Includes sales of steering wheels, passive safety electronics and inflators.